UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--10.8%
------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 5.503%, 11/25/35 1                                            $    4,240,000   $    4,244,835
------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.327%, 4/20/08 1                                                           2,750,000        2,752,027
------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg.
Obligations, Series 2006-R1, Cl. A2B, 5.463%, 3/25/36 1                                      9,000,000        9,009,528
------------------------------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed Securities:
Series 2004-W8, Cl. A2, 5.803%, 5/25/34 1                                                   14,476,000       14,561,812
Series 2006-W1, Cl. A2B, 5.483%, 3/25/36 1                                                   9,860,000        9,870,472
------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                           10,070,000        9,858,742
------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates, Series 2005-B, Cl. AF1, 4.05%, 3/26/35                                           341,496          340,312
------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-6, Cl. 2A2, 5.553%, 12/25/35 1                                                  19,730,000       19,769,310
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                  2,433,292        2,421,867
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                  2,950,000        2,920,262
Series 2005-17, Cl. 1AF1, 5.523%, 5/25/36 1                                                  5,276,894        5,283,778
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                  1,950,000        1,929,762
------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home
Equity Receivables:
Series 2005-FF10, Cl. A3, 5.533%, 11/25/35 1                                                12,626,000       12,640,218
Series 2006-FF5, Cl. 2A1, 5.373%, 5/15/36 1                                                  3,964,705        3,967,107
Series 2006-FF9, Cl. 2A2, 7/7/36 1,2                                                         2,890,000        2,890,000
Series 2006-FF10, Cl. A3, 5.413%, 7/25/36 1                                                  5,695,000        5,695,000
------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.527%, 1/20/35 1                                       4,969,650        4,977,207
------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Asset-Backed Pass-Through
Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                    7,196,651        7,158,595
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                     5,316,674        5,276,711
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed
Securities, Series 2006-WMC1, Cl. A2B, 5.463%, 1/25/37 1                                     4,930,000        4,932,979
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home Equity Receivables, Series
2005-WMC6, Cl. A2B, 5.583%, 7/25/35 1                                                        3,550,000        3,559,551
------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2006-2, Cl. 2A2, 5.435%, 7/1/36 1                                                     9,487,000        9,487,000
------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                   1,880,000        1,856,800
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                      3,047,000        3,006,713
------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2006-RS4, Cl. A1,
5.163%, 7/25/36 1                                                                            3,810,000        3,810,000
------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 5.473%,
12/25/36 1                                                                                  15,840,000       15,857,177
------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity Asset-Backed
Securities:
Series 2006-1, Cl. A2, 5.453%, 1/25/36 1                                                     9,860,000        9,871,018


1          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Series 2006-2, Cl. A1, 5.383%, 4/25/36 1                                                $    5,019,207   $    5,022,604
------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Asset-Backed Securities:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                       534,512          532,065
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                     8,069,836        8,038,046
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl. A2, 5.45%, 7/7/36 1                                         5,630,000        5,630,000
                                                                                                         ---------------
Total Asset-Backed Securities (Cost $197,645,651)                                                           197,171,498

------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--62.6%
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--55.0%
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--53.7%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                                               14,710,184       14,979,546
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                  731,740          692,171
5%, 8/1/33                                                                                  22,692,092       21,301,387
6%, 5/1/18-10/1/29                                                                          43,027,741       42,906,655
6.50%, 4/1/18-12/1/30                                                                       12,912,202       13,068,586
7%, 8/1/16-4/1/32                                                                            4,955,179        5,080,943
7.50%, 2/1/32-4/1/36                                                                        21,289,360       22,099,422
8%, 4/1/16                                                                                   3,748,315        3,964,720
8.50%, 3/1/31                                                                                  720,157          773,133
9%, 8/1/22-5/1/25                                                                              994,689        1,066,247
9.25%, 11/1/08                                                                                   5,970            5,994
10%, 12/25/10-8/1/21                                                                           352,887          372,660
11%, 11/1/20                                                                                   220,379          244,955
11.50%, 2/1/16-11/17/20                                                                        457,968          499,525
11.75%, 1/1/16-4/1/19                                                                           98,163          106,052
12%, 6/1/15                                                                                     80,394           87,169
12.50%, 7/1/19                                                                                 189,939          207,197
13%, 8/1/15                                                                                    196,270          215,001
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 1095, Cl. D, 5.90%, 6/15/21 1                                                            30,844           30,872
Series 2035, Cl. PC, 6.95%, 3/15/28                                                          4,256,924        4,324,662
Series 3138, Cl. PA, 5.50%, 2/15/27                                                         31,380,158       31,190,839
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1695, Cl. F, 5.129%, 3/15/24 1                                                        6,585,549        6,565,190
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                          4,673,392        4,718,845
Series 2080, Cl. Z, 6.50%, 8/15/28                                                           3,027,794        3,049,557
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                          2,701,261        2,702,149
Series 2132, Cl. FN, 6.009%, 3/15/29 1                                                       5,520,740        5,637,156
Series 2195, Cl. LH, 6.50%, 10/15/29                                                         8,855,155        8,927,417
Series 2220, Cl. PD, 8%, 3/15/30                                                             1,056,838        1,118,463
Series 2281, Cl. Z, 6.50%, 2/15/31                                                          12,424,683       12,612,486
Series 2319, Cl. BZ, 6.50%, 5/15/31                                                         19,108,628       19,324,012
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                          5,202,493        5,269,982
Series 2387, Cl. PD, 6%, 4/15/30                                                               560,063          560,286
Series 2500, Cl. FD, 5.699%, 3/15/32 1                                                       2,291,546        2,312,213
Series 2526, Cl. FE, 5.599%, 6/15/29 1                                                       3,279,779        3,297,736
Series 2530, Cl. FD, 5.699%, 2/15/32 1                                                       4,275,654        4,287,941


2          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2550, Cl. FI, 5.549%, 11/15/32 1                                                 $    3,075,175   $    3,104,337
Series 2551, Cl. FD, 5.481%, 1/15/33 1                                                       2,544,162        2,574,522
Series 2583, Cl. KA, 5.50%, 3/15/22                                                            297,724          297,112
Series 2583, Cl. PA, 5.50%, 3/15/22                                                          3,551,906        3,544,601
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                   109,574          109,342
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 13.527%, 7/1/26 3                                                         6,067,609        1,461,667
Series 192, Cl. IO, 16.035%, 2/1/28 3                                                        1,348,371          320,089
Series 200, Cl. IO, 14.965%, 1/1/29 3                                                        1,603,571          396,008
Series 205, Cl. IO, 11.967%, 9/1/29 3                                                        8,471,482        2,125,256
Series 206, Cl. IO, (7.551)%, 12/1/29 3                                                        401,715          103,063
Series 218, Cl. IO, 17.171%, 2/1/32 3                                                        3,032,357          745,246
Series 2003-118, Cl. S, 11.815%, 12/25/33 3                                                 18,158,816        1,755,551
Series 2074, Cl. S, 2.583%, 7/17/28 3                                                        1,770,261          140,887
Series 2079, Cl. S, 2.267%, 7/17/28 3                                                        2,776,356          239,870
Series 2470, Cl. AS, 12.865%, 3/15/32 3                                                      2,658,583          213,322
Series 2493, Cl. S, 8.259%, 9/15/29 3                                                        2,247,854          171,586
Series 2526, Cl. SE, 4.305%, 6/15/29 3                                                       4,531,414          245,537
Series 2796, Cl. SD, 3.314%, 7/15/26 3                                                         867,907           49,596
Series 2819, Cl. S, (0.065)%, 6/15/34 3                                                     38,102,974        2,297,411
Series 2920, Cl. S, (0.636)%, 1/15/35 3                                                     20,911,067          696,282
Series 3000, Cl. SE, (0.768)%, 7/15/25 3                                                    23,831,113          490,504
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 216, Cl. PO, 5.508%, 12/1/31 4                                  4,800,790        3,536,851
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-3/1/34                                                                           56,822,006       53,889,377
5%, 9/1/33-7/1/36 2                                                                         46,929,640       43,887,443
5.50%, 5/1/24-2/1/35                                                                       104,695,464      101,079,870
5.50%, 7/1/21-7/1/36 2                                                                      74,262,000       71,602,054
5.863%, 1/1/12                                                                              11,962,820       12,037,478
6%, 8/1/22-11/1/32                                                                          39,392,546       39,001,827
6%, 7/1/21-7/1/36 2                                                                         62,570,000       62,501,394
6.50%, 9/1/23-11/1/31                                                                       62,741,187       63,410,696
6.50%, 7/1/36 2                                                                             37,818,000       38,018,889
7%, 7/1/13-2/1/36                                                                           37,954,631       38,911,403
7.50%, 2/1/27-8/1/33                                                                        40,480,697       42,057,575
7.50%, 1/1/33 5                                                                             15,765,528       16,364,776
8%, 6/1/17-1/1/23                                                                               10,590           11,144
8.50%, 7/1/32                                                                                  397,245          427,630
9%, 8/1/19                                                                                      29,853           32,241
9.50%, 11/1/21                                                                                  20,545           22,265
10.50%, 12/1/14                                                                                118,806          125,379
11%, 11/1/15-7/20/19                                                                         1,306,083        1,428,398
11.25%, 6/1/14-2/15/16                                                                         203,141          223,399


3          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
11.50%, 7/15/19                                                                         $      313,908   $      343,441
11.75%, 7/1/11-6/1/13                                                                           16,292           17,487
12%, 1/1/16-8/1/16                                                                             506,618          550,332
12.50%, 8/1/15-12/1/15                                                                         183,702          201,833
13%, 8/15/15-8/1/26                                                                            408,697          450,553
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 1.089%, 7/25/41 3                      8,331,675          203,674
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                                      10,125,000       10,327,170
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                            130,743          137,634
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                          105,506          111,863
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                             485,861          490,338
Trust 1992-34, Cl. G, 8%, 3/25/22                                                              180,524          182,587
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                           6,537,648        6,744,830
Trust 2001-42, Cl. QF, 6.303%, 9/25/31 1                                                    12,482,902       12,830,385
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                           1,882,054        1,881,403
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                             902,986          901,619
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                             380,107          378,976
Trust 2002-52, Cl. FD, 5.823%, 9/25/32 1                                                     3,005,395        3,018,566
Trust 2002-74, Cl. KF, 5.673%, 3/25/17 1                                                     2,745,783        2,755,498
Trust 2002-77, Cl. WF, 5.652%, 12/18/32 1                                                    3,830,144        3,865,482
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                        3,676,000        3,481,995
Trust 2003-21, Cl. FK, 5.723%, 3/25/33 1                                                       326,094          329,458
Trust 2003-116, Cl. FA, 5.723%, 11/25/33 1                                                   1,964,466        1,975,140
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                          8,529,000        8,117,624
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                      4,975,000        4,645,068
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                      5,304,788        5,002,238
Trust 2005-85, Cl. FA, 5.673%, 10/25/35 1                                                   12,469,448       12,454,029
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                        1,175,050        1,134,806
Trust 2006-50, Cl. KS, 4.684%, 6/25/36 1                                                     3,151,287        2,667,797
Trust 2006-50, Cl. SK, 4.684%, 6/25/36 1                                                     6,087,792        5,388,768
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 2.532%, 4/25/32 3                                                     2,296,280          165,894
Trust 2002-38, Cl. SO, (1.977)%, 4/25/32 3                                                   3,260,660          143,133
Trust 2002-39, Cl. SD, (0.493)%, 3/18/32 3                                                   3,498,801          245,694
Trust 2002-48, Cl. S, 2.929%, 7/25/32 3                                                      3,841,121          299,319
Trust 2002-52, Cl. SL, 2.745%, 9/25/32 3                                                     2,397,835          192,073
Trust 2002-53, Cl. SK, (0.087)%, 4/25/32 3                                                   2,041,480          157,785
Trust 2002-56, Cl. SN, 3.944%, 7/25/32 3                                                     5,216,894          414,535
Trust 2002-77, Cl. IS, 2.787%, 12/18/32 3                                                    4,667,171          349,556
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 221, Cl. 2, 11.466%, 5/1/23 3                                                          2,966,466          711,448
Trust 240, Cl. 2, 20.782%, 9/1/23 3                                                          5,087,800        1,281,259
Trust 254, Cl. 2, 4.488%, 1/1/24 3                                                           3,549,236          864,989
Trust 294, Cl. 2, 11.734%, 2/1/28 3                                                          5,034,541        1,272,147


4          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 301, Cl. 2, 8.435%, 4/1/29 3                                                      $    4,257,913   $    1,040,713
Trust 321, Cl. 2, 12.034%, 4/1/32 3                                                         10,798,600        2,886,892
Trust 324, Cl. 2, 6.752%, 7/1/32 3                                                          15,096,817        3,842,602
Trust 327, Cl. 2, 16.564%, 9/1/32 3                                                          7,581,539        1,837,305
Trust 329, Cl. 2, 10.684%, 1/1/33 3                                                          2,247,181          597,943
Trust 331, Cl. 10, 8.286%, 2/1/33 3                                                          6,451,458        1,542,523
Trust 344, Cl. 2, 9.169%, 12/1/33 3                                                         15,702,362        4,165,511
Trust 2001-63, Cl. SD, 4.364%, 12/18/31 3                                                    4,011,060          343,090
Trust 2001-68, Cl. SC, 4.463%, 11/25/31 3                                                    3,703,284          313,176
Trust 2001-81, Cl. S, 5.531%, 1/25/32 3                                                      2,866,707          208,064
Trust 2002-9, Cl. MS, 2.742%, 3/25/32 3                                                      4,245,289          336,871
Trust 2002-52, Cl. SD, (0.691)%, 9/25/32 3                                                   3,005,395          217,816
Trust 2002-77, Cl. SH, 5.839%, 12/18/32 3                                                    3,446,238          295,652
Trust 2003-4, Cl. S, 12.602%, 2/25/33 3                                                      6,100,882          591,855
Trust 2003-33, Cl. SP, 14.996%, 5/25/33 3                                                   10,045,413        1,033,507
Trust 2005-40, Cl. SA, (0.408)%, 5/25/35 3                                                  12,095,800          398,387
Trust 2005-63, Cl. SA, 5.176%, 10/25/31 3                                                   13,672,466          505,939
Trust 2005-63, Cl. X, 54.836%, 10/25/31 3                                                      161,851            4,791
Trust 2005-71, Cl. SA, 5.83%, 8/25/25 3                                                     15,098,455          577,810
Trust 2006-33, CL. SP, 16.252%, 5/25/36 3                                                   14,278,560          959,341
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 5.04%, 9/1/32 4                                      9,732,399        7,241,295
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Trust G,
Cl. 2, 11.50%, 3/1/09                                                                           98,754          103,098
                                                                                                         ---------------
                                                                                                            978,985,654
------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.3%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                                 354,398          359,659
7%, 1/15/09-1/20/30                                                                          2,860,704        2,950,554
7.50%, 1/15/28-8/15/28                                                                       1,223,945        1,281,110
8%, 9/15/07-9/15/28                                                                            297,613          315,884
8.50%, 8/15/17-9/15/21                                                                       1,463,384        1,561,482
9.50%, 9/15/17                                                                                   5,551            6,040
10.50%, 2/15/16-7/15/21                                                                        196,015          216,130
11%, 10/20/19                                                                                  300,260          327,196
11.50%, 4/15/13-7/15/19                                                                         62,127           67,943
13%, 2/15/11-9/15/14                                                                            10,180           11,259
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%,
9/16/29                                                                                     15,176,599       15,982,005
------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-6, Cl. SA, 0.033%, 3/16/28 3                                                     3,401,474          237,226
Series 1998-19, Cl. SB, 1.348%, 7/16/28 3                                                    5,540,090          442,965
Series 2001-21, Cl. SB, (4.709)%, 1/16/27 3                                                  6,143,267          299,674
                                                                                                         ---------------
                                                                                                             24,059,127


5          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--7.6%
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--6.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                       $    9,170,000   $    8,785,367
------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2005-E, Cl. 2A2, 4.977%, 6/25/35 1                                                    1,115,706        1,113,267
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                       6,894,447        6,864,284
------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                                                              12,088,370       12,111,353
------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO, Series
2006-AB3, Cl. A7, 6.36%, 4/25/08                                                             4,146,000        4,146,000
------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                      6,670,000        6,458,052
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                      5,240,000        5,092,077
------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                           2,982,161        3,007,792
------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                     6,190,000        5,933,698
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                     5,760,000        5,630,247
------------------------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO Pass-Through
Certificates, Series 2006-OPT1, Cl. 2A2, 5.463%, 12/25/35 1                                  4,930,000        4,935,251
------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                    2,240,000        2,149,472
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                    7,550,000        7,283,108
------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                        6,340,000        6,163,439
------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                         9,949,429        9,859,634
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                      6,373,371        6,312,790
------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                       10,760,000       10,432,939
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 1                                     4,911,136        4,900,380
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD,
Cl. 2A1, 4.513%, 1/25/35 1                                                                   1,709,403        1,701,974
                                                                                                         ---------------
                                                                                                            112,881,124
------------------------------------------------------------------------------------------------------------------------
OTHER--0.3%
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-2, Cl. IO, 3.784%, 1/15/32 3                                                    72,097,541          718,625
Series 2002-3, Cl. IO, 12.151%, 8/15/32 3                                                    4,447,305          104,383
Series 2003-1, Cl. IO, 4.247%, 11/15/32 3                                                  142,693,568        2,622,893
------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1, 5.573%, 7/25/45 1                                   2,060,252        2,063,243
                                                                                                         ---------------
                                                                                                              5,509,144
------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.1%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                                              14,681,598       14,649,490


6          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2-A3B, 5.55%, 1/25/36                                               $    4,937,017   $    4,871,846
                                                                                                         ---------------
                                                                                                             19,521,336
                                                                                                         ---------------
Total Mortgage-Backed Obligations (Cost $1,162,041,149)                                                   1,140,956,385

------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--31.7%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.:
3.58%, 1/31/07 6                                                                            36,630,000       35,499,195
3.69%, 10/5/07 6                                                                            68,845,000       64,324,293
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                         5,550,000        5,406,755
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 2/15/07                                                                             82,000,000       81,057,328
4.125%, 7/12/10                                                                              8,690,000        8,274,114
5.125%, 4/18/11                                                                              9,470,000        9,331,937
5.125%, 4/18/08 7                                                                          195,325,000      194,213,991
6.625%, 9/15/09                                                                             16,820,000       17,407,539
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.20%, 12/4/06                                                                              34,700,000       34,239,392
4.625%, 1/15/08 7                                                                           57,000,000       56,297,703
4.75%, 12/15/10                                                                              8,240,000        8,013,210
6%, 5/15/08                                                                                 15,060,000       15,203,296
6%, 5/15/11 8                                                                               31,970,000       32,693,257
6.625%, 9/15/09                                                                              8,605,000        8,902,638
------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, Series A, 6.79%, 5/23/12                                   7,490,000        7,967,339
                                                                                                         ---------------
Total U.S. Government Obligations (Cost $587,995,507)                                                       578,831,987

------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.8%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 6.12% in joint repurchase agreement (Principal
Amount/Value $1,732,960,000, with a maturity value of $1,733,645,963) with UBS
Warburg LLC, 4.75%, dated 6/30/06, to be repurchased at $106,168,008 on 7/3/06, collateralized by Federal National Mortgage Assn., 4.50%-5%, 3/1/20-4/1/35, with a value of $620,732,225 and Federal Home Loan Mortgage Corp., 5.50%,
5/1/35-6/1/36, with a value of $1,151,835,293 (Cost $106,126,000)                          106,126,000      106,126,000
------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED) (COST $2,053,808,307)                                             2,023,085,870
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.9%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.22% in joint repurchase agreement (Principal
Amount/Value $4,500,000,000, with a maturity value of $4,502,006,250) with
Nomura Securities, 5.35%, dated 6/30/06, to be repurchased at $10,004,458 on
7/3/06, collateralized by U.S. Agency Mortgages, 0.00%--8.50%, 3/1/07--3/1/43,
with a value of $4,590,000,000 9                                                            10,000,000       10,000,000
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $300,000,000, with a maturity value of $300,135,000)
with GX Clarke, 5.40%, dated 6/30/06, to be repurchased at
$30,013,500 on 7/3/06, collateralized by U.S. Agency Mortgages,
0%-7.625%, 7/5/06-7/15/32, with a value of $306,002,614 9                                   30,000,000       30,000,000


7          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                             PRINCIPAL
                                                                                                AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.22% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of
$1,000,444,375) with Bank of America NA, 5.3325%, dated 6/30/06, to be repurchased at $12,155,761 on 7/3/06, collateralized by U.S.
Agency Mortgages, 5%, 6/1/35, with a value of $1,020,000,000 9                          $   12,150,362   $   12,150,362
                                                                                                         ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $52,150,362)                                                                                           52,150,362

------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,105,958,669)                                                113.8%   2,075,236,232
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (13.8)    (252,420,314)

                                                                                        --------------------------------
NET ASSETS                                                                                       100.0%  $1,822,815,918
                                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $43,878,935 or 2.41% of the Fund's net assets as of June 30, 2006.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $10,778,146 or 0.59% of the Fund's net assets as of June 30, 2006.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $16,364,776, which represents 0.90% of the Fund's net assets. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Partial or fully-loaned security. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $16,668,755. See accompanying Notes.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,106,171,271
Federal tax cost of other investments            (105,329,680)
                                              ----------------
Total federal tax cost                        $ 2,000,841,591
                                              ================

Gross unrealized appreciation                 $     7,619,568
Gross unrealized depreciation                     (37,813,158)
                                              ----------------
Net unrealized depreciation                   $   (30,193,590)
                                              ================

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to


8          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $302,482,832 of securities issued on a when-issued basis or forward commitment and sold $84,451,864 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


9          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2006   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 9/20/06          11   $     1,173,219   $        9,939
U.S. Treasury Nts., 2 yr.       9/29/06         860       174,391,875         (489,822)
                                                                        ---------------
                                                                              (479,883)
                                                                        ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.       9/29/06         327        33,813,844          244,234
U.S. Treasury Nts., 10 yr.      9/20/06       2,350       246,419,531          897,049
                                                                        ---------------
                                                                             1,141,283
                                                                        ---------------
                                                                        $      661,400
                                                                        ===============

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


10         |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

As of June 30, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                         NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                  SWAP DESCRIPTION                                                 AMOUNT         DATES   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
                              Received or paid monthly. The Counterparty pays
                              the Fund a Floating Payment which is the sum of
                              the Notional Amount, the Lehman Brothers CMBS Index
                              Spread and the Financial Spread on the initial Notional
                              Amount for the Swap Interest Accrual Period. In
                              addition, the Counterparty, pays the Fund the Total
                              Return Amount if it is a positive value for a given
                              Index Period. If it is a negative, the Fund pays the
                              Counterparty the absolute value of the Total Return
Deutsche Bank AG              Amount for a given Index Period, on each Payment Date.     $ 19,000,000   12/1/06       $     38,780
-----------------------------------------------------------------------------------------------------------------------------------
                              Received or paid monthly. If the Carry Amount,
                              plus the Spread Return Amount (Spread Change
                              times Duration times Notional Amount), is
                              positive, the Counterparty pays the Fund.  The
                              payment is based on the Carry Amount which is
                              the Spread on the Lehman Brothers CMBS AAA 8.5+
                              Index as of the close of one Business Day prior
                              to the Period End Day plus 15 basis points times
                              the Notional Amount times the Day Count Basis.
Lehman Brothers               If it is negative, the Fund pays the
Special Financing,            Counterparty the absolute value of the Spread
Inc.,                         Return Amount.                                               20,220,000   12/1/06             41,270
                                                                                                                      -------------
                                                                                                                      $     80,050
                                                                                                                      =============

Abbreviation is as follows:

CMBS                          Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $51,220,652, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $52,150,362 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


11          |          OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006